INCOME TAXES - Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 374	$ 760
2035
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	1
2036
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	2
2037
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	41	167
2038
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	92	230
2039
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	77	228
2040
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	14	18
2041
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	22	26
2042
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	38	52
2043
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	38	36
2044
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 51	$ 0